Harbor Domestic Equity Funds

Supplement to Prospectus dated March 1, 2021
HARBOR DISRUPTIVE INNOVATION FUND (formerly, HARBOR MID CAP GROWTH FUND)
September 9, 2021
Effective September 1, 2021 all references to Harbor Disruptive Innovation Fund (formerly, Harbor Mid Cap Growth Fund) in the Prospectus are hereby deleted in their entirety.
Investors Should Retain This Supplement For Future Reference
S0921.P.DE